NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Shipping and Handling Costs (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Shipping and Handling Costs	Shipping and Handling Costs Shipping and handling costs are expensed as incurred. For the years ended December 31, 2020 and 2019 no shipping and handling costs were incurred.